LONG-TERM DEBT - 2020 Notes (Details) - USD ($) $ in Thousands	Apr. 07, 2020	Mar. 05, 2020
2020 Notes
Disclosure of detailed information about borrowings [line items]
Principal		$ 200,000
Series A
Disclosure of detailed information about borrowings [line items]
Principal		$ 100,000
Interest rate		2.78%
Series B
Disclosure of detailed information about borrowings [line items]
Principal		$ 100,000
Interest rate		2.88%
Weighted average | 2020 Notes
Disclosure of detailed information about borrowings [line items]
Maturity period	11 years
Interest rate	2.83%